Debt Instruments - Financial assets at fair value through other comprehensive - Restricted assets (Details) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial instruments in connection with repurchase agreement transactions | Financial assets at fair value through other comprehensive income category | Debt instruments.
Financial assets
Financial assets pledged as collateral for liabilities or contingent liabilities	$ 96,681	$ 18,463